Financial Instruments (Schedule of Interest Rate Swaps and Cross Currency Interest Rate Swaps) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Interest Rate Swaps Contracts [Member] | Fair Value Hedges [Member]
Derivative [Line Items]
US$ Notional	$ 600.0	$ 600.0
Pay %	LIBOR	LIBOR
Average Receive %	2.28%	2.77%
Years Average Maturity	2 years 4 months	3 years 4 months
Interest Rate Swaps Contracts [Member] | Cash Flow Hedges [Member]
Derivative [Line Items]
US$ Notional	$ 0.0	$ 0.0
Pay %	0.00%	0.00%
Average Receive %	0.00%	0.00%
Years Average Maturity	0 years	0 years
Cross Currency Interest Rate Swaps [Member] | Net Investment Hedges [Member]
Derivative [Line Items]
US$ Notional	$ 517.7	$ 609.9
Pay %	3.24%	4.06%
Average Receive %	2.43%	2.61%
Years Average Maturity	2 years 7 months	3 years 2 months
Cross Currency Interest Rate Swaps [Member] | Cash Flow Hedges [Member]
Derivative [Line Items]
US$ Notional	$ 1,088.9	$ 1,055.2
Pay %	4.77%	4.29%
Average Receive %	2.72%	2.63%
Years Average Maturity	3 years 4 months	3 years 11 months
Cross Currency Interest Rate Swaps [Member] | Hedges Not Designated [Member]
Derivative [Line Items]
US$ Notional	$ 27.4	$ 12.9
Pay %	3.62%	3.12%
Average Receive %	0.81%	3.08%
Years Average Maturity	1 year 10 months	4 years 1 month